Revenue - Additional Information (Detail)		12 Months Ended
	Apr. 01, 2019	Dec. 31, 2019
Basic telecommunications services [member]
Disclosure of products and services [Line Items]
Value added tax rate	10.00%	9.00%
Sales of telecommunications products [member]
Disclosure of products and services [Line Items]
Value added tax rate	16.00%	13.00%
Value-added telecommunications services [member]
Disclosure of products and services [Line Items]
Value added tax rate	6.00%	6.00%